CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (136,867)	$ (129,294)	$ (152,203)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization	8,567	2,746	1,888
Capital loss from sale of property and equipment	0	76	0
Share-based compensation	104,920	73,529	64,345
Change in accrued interest on revolving credit facility	0	(16)	(14)
Changes in operating assets and liabilities:
Accounts receivable, net	(4,717)	(4,598)	(472)
Prepaid expenses and other assets	6,490	(13,335)	(1,828)
Accounts payable	(16,072)	(2,040)	6,773
Accrued expenses and other liabilities	326	24,915	14,598
Deferred revenue	64,491	64,372	29,738
Net cash provided by (used in) operating activities	27,138	16,355	(37,175)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(16,003)	(11,578)	(4,362)
Capitalized software development costs	(2,998)	(2,180)	(1,119)
Proceeds from sale of property and equipment	0	129	0
Changes in short-term deposits	0	10,000	(6,000)
Net cash used in investing activities	(19,001)	(3,629)	(11,481)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of share options and employee share purchase plan	12,181	5,249	542
Proceeds from initial public offering and concurrent private placement, net of underwriting discounts and other issuance costs	0	735,856	0
Receipt (payment) of tax advance relating to exercises of share options and RSUs, net	(21,152)	22,258	0
Receipt (repayment) of revolving credit facility, net of payments	0	(21,000)	8,000
Capital lease payments	(84)	(91)	(72)
Net cash provided by (used in) financing activities	(9,055)	742,272	8,470
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(918)	754,998	(40,186)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH – Beginning of year	886,812	131,814	172,000
CASH, CASH EQUIVALENTS AND RESTRICTED CASH – End of year	885,894	886,812	131,814
SUPPLEMENTAL DISCLOSURE:
Cash paid for taxes	5,909	3,298	2,487
Cash paid for interest	62	421	685
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Non-cash purchases of property and equipment	205	92	232
Unpaid deferred offering costs	0	0	174
Share-based compensation included in capitalized software development costs	1,934	1,522	380
Right-of-use asset recognized with corresponding lease liability	97,289	0	0
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH TO THE CONSOLIDATED BALANCE SHEET:
Cash and cash equivalents	885,894	886,812	129,814
Restricted cash – Included in other long-term assets	0	0	2,000
Total cash, cash equivalents, and restricted cash	$ 885,894	$ 886,812	$ 131,814